Cover	Aug. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Entity File Number	001-35774
Entity Registrant Name	INNODATA INC.
Entity Central Index Key	0000903651
Entity Tax Identification Number	13-3475943
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Challenger Road
Entity Address, City or Town	Ridgefield Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07660
City Area Code	201
Local Phone Number	371-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INOD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false